CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
VOYAGE REVENUES:	$ 123,927	$ 132,180	$ 249,651	$ 270,421
EXPENSES:
Voyage expenses	29,407	28,121	56,683	58,204
Charter hire expense	2,698	0	5,376	0
Vessel operating expenses	44,169	43,894	91,704	83,905
Depreciation and amortization	36,621	34,298	72,432	66,588
General and administrative expenses	6,812	6,557	13,643	12,667
Loss on sale of vessel	364	0	364	0
Total expenses	120,071	112,870	240,202	221,364
Operating income	3,856	19,310	9,449	49,057
OTHER INCOME (EXPENSES):
Interest and finance costs, net (Note 6)	(14,783)	(15,873)	(32,728)	(27,738)
Interest income	389	313	711	431
Other, net	2	199	(333)	54
Total other expenses, net	(14,392)	(15,361)	(32,350)	(27,253)
Net (loss) income	(10,536)	3,949	(22,901)	21,804
Less: Net loss (income) attributable to the non-controlling interest	983	(374)	1,433	(751)
Net (loss) income attributable to Tsakos Energy Navigation Limited	(9,553)	3,575	(21,468)	21,053
Effect of preferred dividends	(6,713)	(6,524)	(13,355)	(10,492)
Net (loss) income attributable to common stockholders of Tsakos Energy Navigation Limited	$ (16,266)	$ (2,949)	$ (34,823)	$ 10,561
(Loss) Earnings per share, basic and diluted attributable to Tsakos Energy Navigation Limited common shareholders (Note 9)	$ (0.19)	$ (0.03)	$ (0.40)	$ 0.13
Weighted average number of shares, basic and diluted (Note 9)	86,942,159	84,284,281	86,634,907	84,126,285